Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2021, using the initial charter rates for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending December 31,	Amount
2022	106,394
2023	20,800
2024	15,097
2025	15,056
2026	5,321
Total	162,668

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2021:

Twelve month periods ending December 31,	Amount
2022	136
2023	136
2024	136
2025	136
Thereafter	306
Total	850
Less: imputed interest	(200)
Present value of lease liabilities	650

Lease liabilities, current	121
Lease liabilities, non-current	529
Present value of lease liabilities	650